Investment Risks	Apr. 24, 2026
RPAR Risk Parity ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

RPAR Risk Parity ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Using derivatives such as futures to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

RPAR Risk Parity ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

RPAR Risk Parity ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

RPAR Risk Parity ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

RPAR Risk Parity ETF | Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk. Debt securities with a longer maturity, including U.S. Treasuries and TIPS, may fluctuate in value more than ones with a shorter maturity.
RPAR Risk Parity ETF | Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Fund, and cause the Fund to decline in value.

RPAR Risk Parity ETF | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Exchange Rate Risk. The Fund invests, directly or indirectly, in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

RPAR Risk Parity ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

RPAR Risk Parity ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

RPAR Risk Parity ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

RPAR Risk Parity ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. The Fund will invest in common stocks directly or indirectly through ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

RPAR Risk Parity ETF | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. The Fund’s exposure to investments in physical commodities subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs, and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Fund in varying ways, and different factors may cause the value and the volatility of the Fund to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

RPAR Risk Parity ETF | Agriculture Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Agriculture Risk. Companies in the agriculture industry are subject to risks such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments.

RPAR Risk Parity ETF | Energy Producers Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Producers Industry Risk. Companies in the energy producing industry are subject to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered, and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows, and financial performance of energy companies.

RPAR Risk Parity ETF | Mining and Metal Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mining and Metal Industry Risk. Mining and metal companies can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and government regulations. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

RPAR Risk Parity ETF | REIT Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

RPAR Risk Parity ETF | Water Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Water Industry Risk. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

RPAR Risk Parity ETF | Gold Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Risk. The prices of precious metals, such as gold, rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals.

RPAR Risk Parity ETF | Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Government Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

RPAR Risk Parity ETF | TIPS Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

TIPS Risk.  Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives.  In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

RPAR Risk Parity ETF | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. An issuer or guarantor of debt instruments, such as the U.S. Government or its agencies or instrumentalities with respect to U.S. government obligations, may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Please see “Government Obligations Risks,” above, for risks specific to investing in securities issued by the U.S. government or its agencies or instrumentalities. Debt instruments such as U.S. Treasuries and TIPS are subject to varying degrees of credit risk, which may be reflected in their credit ratings. The Fund’s portfolio holdings may have their credit ratings downgraded or may default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.

RPAR Risk Parity ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”), the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test or the asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

RPAR Risk Parity ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk
RPAR Risk Parity ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

RPAR Risk Parity ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

RPAR Risk Parity ETF | Small-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

RPAR Risk Parity ETF | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Other Investment Companies Risk. The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described below.

RPAR Risk Parity ETF | ETV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETV Risk. The Fund may invest in ETFs, ETNs and exchange-listed trusts. Please see “ETF Risks,” below, for risks specific to investing in ETFs. The risks of owning interests of an ETV generally reflect the same risks as owning the underlying securities or other instruments that the ETV is designed to track and which are disclosed elsewhere in this Prospectus. The shares of certain ETVs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETV’s shares). For example, the value of an ETV may drop due to a downgrade in the issuer’s credit rating.  By investing in an ETV, the Fund indirectly bears the proportionate share of any fees and expenses of the ETV in addition to the Fund’s direct fees and expenses. Additionally, trading in an ETV may be halted by the exchange on which it trades.

RPAR Risk Parity ETF | Exchange-Listed Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Exchange-Listed Trust Risk. Exchange-listed trusts are not registered as investment companies under the 1940 Act. Consequently, an investment in an exchange-listed trust will not have the regulatory protections provided to investors in registered investment companies. Some exchange-listed trusts may qualify as “emerging growth companies” and therefore may be subject to reduced public reporting requirements. Under certain circumstances, the exchange on which an exchange-listed trust trades may halt trading in the exchange-listed trust.

RPAR Risk Parity ETF | ETN Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	ETN Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

RPAR Risk Parity ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

RPAR Risk Parity ETF | Illiquid Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investments Risk. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

RPAR Risk Parity ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
RPAR Risk Parity ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
RPAR Risk Parity ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

RPAR Risk Parity ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

RPAR Risk Parity ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

RPAR Risk Parity ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

RPAR Risk Parity ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

RPAR Risk Parity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
UPAR Ultra Risk Parity ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

UPAR Ultra Risk Parity ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Using derivatives such as futures to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

UPAR Ultra Risk Parity ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

UPAR Ultra Risk Parity ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

UPAR Ultra Risk Parity ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

UPAR Ultra Risk Parity ETF | Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk. Debt securities with a longer maturity, including U.S. Treasuries and TIPS, may fluctuate in value more than ones with a shorter maturity.
UPAR Ultra Risk Parity ETF | Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Fund, and cause the Fund to decline in value.

UPAR Ultra Risk Parity ETF | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Exchange Rate Risk. The Fund invests, directly or indirectly, in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

UPAR Ultra Risk Parity ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

UPAR Ultra Risk Parity ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

UPAR Ultra Risk Parity ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

UPAR Ultra Risk Parity ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. The Fund will invest in common stocks directly or indirectly through ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

UPAR Ultra Risk Parity ETF | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. The Fund’s exposure to investments in physical commodities subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs, and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Fund in varying ways, and different factors may cause the value and the volatility of the Fund to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

UPAR Ultra Risk Parity ETF | Agriculture Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Agriculture Risk. Companies in the agriculture industry are subject to risks such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments.

UPAR Ultra Risk Parity ETF | Energy Producers Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Producers Industry Risk. Companies in the energy producing industry are subject to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered, and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows, and financial performance of energy companies.

UPAR Ultra Risk Parity ETF | Mining and Metal Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mining and Metal Industry Risk. Mining and metal companies can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and government regulations. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

UPAR Ultra Risk Parity ETF | REIT Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

UPAR Ultra Risk Parity ETF | Water Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Water Industry Risk. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

UPAR Ultra Risk Parity ETF | Gold Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Risk. The prices of precious metals, such as gold, rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals.

UPAR Ultra Risk Parity ETF | Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Government Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

UPAR Ultra Risk Parity ETF | TIPS Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

TIPS Risk.  Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives.  In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

UPAR Ultra Risk Parity ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”), the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test or the asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

UPAR Ultra Risk Parity ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk
UPAR Ultra Risk Parity ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

UPAR Ultra Risk Parity ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

UPAR Ultra Risk Parity ETF | Small-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

UPAR Ultra Risk Parity ETF | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Other Investment Companies Risk. The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described below.

UPAR Ultra Risk Parity ETF | ETV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETV Risk. The Fund may invest in ETFs, ETNs and exchange-listed trusts. Please see “ETF Risks,” below, for risks specific to investing in ETFs. The risks of owning interests of an ETV generally reflect the same risks as owning the underlying securities or other instruments that the ETV is designed to track and which are disclosed elsewhere in this Prospectus. The shares of certain ETVs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETV’s shares). For example, the value of an ETV may drop due to a downgrade in the issuer’s credit rating.  By investing in an ETV, the Fund indirectly bears the proportionate share of any fees and expenses of the ETV in addition to the Fund’s direct fees and expenses. Additionally, trading in an ETV may be halted by the exchange on which it trades.

UPAR Ultra Risk Parity ETF | Exchange-Listed Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Exchange-Listed Trust Risk. Exchange-listed trusts are not registered as investment companies under the 1940 Act. Consequently, an investment in an exchange-listed trust will not have the regulatory protections provided to investors in registered investment companies. Some exchange-listed trusts may qualify as “emerging growth companies” and therefore may be subject to reduced public reporting requirements. Under certain circumstances, the exchange on which an exchange-listed trust trades may halt trading in the exchange-listed trust.

UPAR Ultra Risk Parity ETF | ETN Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	ETN Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

UPAR Ultra Risk Parity ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

UPAR Ultra Risk Parity ETF | Illiquid Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investments Risk. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

UPAR Ultra Risk Parity ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
UPAR Ultra Risk Parity ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
UPAR Ultra Risk Parity ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

UPAR Ultra Risk Parity ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

UPAR Ultra Risk Parity ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

UPAR Ultra Risk Parity ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

UPAR Ultra Risk Parity ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

UPAR Ultra Risk Parity ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. An issuer or guarantor of debt instruments, such as the U.S. Government or its agencies or instrumentalities with respect to U.S. government obligations, may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Please see “Government Obligations Risks,” above, for risks specific to investing in securities issued by the U.S. government or its agencies or instrumentalities. Debt instruments such as U.S. Treasuries and TIPS are subject to varying degrees of credit risk, which may be reflected in their credit ratings. The Fund’s portfolio holdings may have their credit ratings downgraded or may default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.

UPAR Ultra Risk Parity ETF | Reverse Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

UPAR Ultra Risk Parity ETF | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Borrowing Risk. The Fund’s use of reverse repurchase agreements is considered a form of borrowing money. Borrowing money to finance purchases of securities that exceed the Fund’s net assets creates leverage risk, which may magnify changes to the Fund’s net asset value and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost the Fund interest expense and other fees, which may reduce its returns.

UPAR Ultra Risk Parity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.